Document and Entity Information	Oct. 31, 2026
Cover [Abstract]
Entity Registrant Name	MARINEMAX INC
Amendment Flag	false
Entity Central Index Key	0001057060
Document Type	8-K
Document Period End Date	Oct. 31, 2026
Entity Incorporation State Country Code	FL
Entity File Number	1-14173
Entity Tax Identification Number	59-3496957
Entity Address, Address Line One	501 Brooker Creek Boulevard
Entity Address, City or Town	Oldsmar
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34677
City Area Code	(727)
Local Phone Number	531-1700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	HZO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false